COMMON STOCK (Details Narrative) - USD ($)		1 Months Ended	4 Months Ended	12 Months Ended
	Mar. 13, 2013	Aug. 31, 2017	Mar. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2013
Common stock, per share			$ 0.01
Common stock par value				$ 0.001	$ 0.001
Common stock shares authorized				75,000,000	75,000,000
Common stock, shares issued			2,360,000	75,000,000	10,360,000
Common stock, shares outstanding				75,000,000	10,360,000
Proceeds from issuance of stock			$ 23,600	$ 64,640
Director [Member]
Common stock par value						$ 0.001
Common stock, shares issued						8,000,000
Proceeds from issuance of stock	$ 8,000
Stock Purchase Agreement [Member]
Common stock par value		$ 0.001
Common stock, shares issued		64,640,000
Proceeds from issuance of stock		$ 64,640